MORTGAGE NOTES RECEIVABLE (Details Narrative) - USD ($)	9 Months Ended
	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Receivables [Abstract]
Mortgage note receivable	$ 511,284
Debt Instrument, Face Amount	$ 499,933	$ 1,100,000
Interest rates	7.00%
Mortgage receivable notes payment terms	10 Years. The Notes require monthly payments of principal and interest, commencing on the purchase date and continuing until the balance is fully paid.
Mortgage receivable collateral	Title remains with the Company and does not pass to buyers until the Note is full paid.